Exhibit 99.1
Volkswagen Auto Loan Enhanced Trust 2008-2
MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-31-2010	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		1/18/2011
2	Payment Date		1/20/2011
3	Collection Period	11/28/2010	12/31/2010	34
4	Monthly Interest Period — Actual/360	12/20/2010	1/19/2011	31
5	Monthly Interest - 30/360			30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	222,000,000.00	—	—	—	—
7	Class A-2-A Notes	169,000,000.00	—	—	—	—
8	Class A-2-B Notes	50,000,000.00	—	—	—	—
9	Class A-3-A Notes	246,000,000.00	151,794,339.07	16,589,336.13	135,205,002.95	0.5496138
10	Class A-3-B Notes	130,000,000.00	80,216,520.65	8,766,722.34	71,449,798.30	0.5496138
11	Class A-4-A Notes	183,000,000.00	183,000,000.00	—	183,000,000.00	1.0000000

12	Total Securities	$1,000,000,000.00	$415,010,859.72	$25,356,058.47	$389,654,801.25

13	Overcollateralization	58,193,871.91	58,193,871.91		58,193,871.91

14	Adjusted Pool Balance	1,058,193,871.91	473,204,731.63	25,356,058.47	447,848,673.16

15	YSOC	$147,399,955.01	$54,822,837.18		$51,969,397.17

16	Net Pool Balance	$1,205,593,826.92	$528,027,568.81	$25,356,058.47	$499,818,070.33

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	2.35775%	—	—	—	—
18	Class A-2-A Notes	4.79000%	—	—	—	—
19	Class A-2-B Notes	3.76063%	—	—	—	—
20	Class A-3-A Notes	5.47000%	691,929.20	4.5583333	17,281,265.32	113.8465731
21	Class A-3-B Notes	4.26063%	294,304.45	3.6688758	9,061,026.80	112.9571156
22	Class A-4-A Notes	6.24000%	951,600.00	5.2000000	951,600.00	5.2000000

	Total Securities		1,937,833.65		27,293,892.12

C.	COLLECTIONS AND AVAILABLE FUNDS

23	Scheduled Principal Payments Received	17,742,805.63
24	Scheduled Interest Payments Received	1,952,485.77
25	Prepayments of Principal Received	162,041.96
26	Liquidation Proceeds	9,034,030.53
27	Recoveries Received	601,653.24
28	Other Payments Received to Reduce Principal

29	Subtotal: Total Collections	29,493,017.13

30	Repurchased Receivables	—
31	Net Swap Receipt Class A-2 B Notes	—
32	Net Swap Receipt Class A-3 B Notes	—
33	Swap Replacements Proceeds
34	Reserve Account Excess Amount (Item 93)	503.75

35	Total Available Funds, prior to Servicer Advances	29,493,520.88

36	Servicer Advance (Item 76)	—

37	Total Available Funds + Servicer Advance	29,493,520.88

38	Reserve Account Draw Amount (Item 79)	—

39	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	29,493,520.88

D.	DISTRIBUTIONS

	Distribution Summary:
40	Prior Advance Reimbursement (Item 82)	—
41	Servicing Fees (Item 46)	440,022.97
42	Net Swap Payment Class A-2 B Notes	—
43	Net Swap Payment Class A-3 B Notes	91,291.90
44	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
45	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	1,937,833.65
46	Principal Distribution Amount (Item 80)	25,356,058.47
47	Amount Paid to Reserve Account to Reach Specified Balance	—
48	Subordinated Swap Termination Payments	—
49	Other Amounts Paid to Trustees	—
50	Certificateholders Principal Distribution Amount	—

51	Remaining Funds to Seller	1,668,313.88

	Distribution Detail:	Due	Shortfall	Paid

52	Servicing Fees	440,022.97	—	440,022.97

	Pro rata:
53	Class A-1 Interest	—	—	—
54	Class A-2A Interest	—	—	—
55	Class A-2B Interest	—	—	—
56	Class A-3A Interest	691,929.20	—	691,929.20
57	Class A-3B Interest	294,304.45	—	294,304.45
58	Class A-4 Interest	951,600.00	—	951,600.00
59	Class A-1 Interest Carryover Shortfall	—	—	—
60	Class A-2A Interest Carryover Shortfall	—	—	—
61	Class A-2B Interest Carryover Shortfall	—	—	—
62	Class A-3A Interest Carryover Shortfall	—	—	—
63	Class A-3B Interest Carryover Shortfall	—	—	—
64	Class A-4 Interest Carryover Shortfall	—	—	—

65	Class A Noteholder Interest	1,937,833.65	—	1,937,833.65

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
66	Beginning Adjusted Pool Balance		473,204,731.63
67	Beginning Net Pool Balance	528,027,568.81
68	Receipts of Scheduled Principal	(17,742,805.63)
69	Receipts of Prepaid Principal	(162,041.96)
70	Liquidation Proceeds	(9,034,030.53)
71	Other Collections of Principal	—
72	Principal Amount of Repurchases	—
73	Principal Amount of Defaulted Receivables	(1,270,620.36)

74	Ending Net Pool Balance	499,818,070.33
75	Yield Supplement Overcollateralization Amount	51,969,397.17

76	Adjusted Pool Balance	447,848,673.16
77	Less: Adjusted Pool Balance — End of Collection Period		447,848,673.16

78	Calculated Principal Distribution Amount		25,356,058.47

	Calculation of Servicer Advance:
79	Available Funds, prior to Servicer Advances (Item 30)		29,493,520.88
80	Less: Prior Advance Reimbursement (Item 35)		—
81	Less: Servicing Fees Paid (Item 36)		440,022.97
82	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)		1,937,833.65
83	Less: Calculated Principal Distribution (Item 68)		25,356,058.47

84	Equals: Remaining Available Funds before Servicer Advance		1,759,605.79
85	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A

86	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)		—

	Calculation of Reserve Account Draw Amount:
87	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		1,759,605.79
88	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		—

89	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		—

90	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)		25,356,058.47

	Reconciliation of Servicer Advance:
91	Beginning Balance of Servicer Advance		—
92	Less: Prior Advance Reimbursement		—
93	Plus: Additional Servicer Advances for Current Period		—

94	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
95	Specified Reserve Account Balance (Lesser of (a) $5,290,969.36, and (b) the aggregate note balance)	5,290,969.36
96	Initial Reserve Account Balance	1,058,193.87

97	Beginning Reserve Account Balance	5,290,969.36
98	Plus: Net Investment Income for the Collection Period	503.75

99	Subtotal: Reserve Fund Available for Distribution	5,291,473.11
100	Plus: Deposit of Excess Available Funds (Item 41)	—
101	Less: Reserve Account Draw Amount (Item 79)	—

102	Subtotal Reserve Account Balance	5,291,473.11
103	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)	503.75

104	Equals: Ending Reserve Account Balance	5,290,969.36

105	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Current
106	Net Pool Balance	1,205,593,826.92	499,818,070
107	Number of Current Contracts	58,057	42,164
108	Weighted Average Loan Rate	3.97%	4.12%
109	Average Remaining Term	57.3	35.5
110	Average Original Term	61.8	64.6
111	Monthly Prepayment Rate		1.20%

			Outstanding
		Units	Principal Balance
	Net Credit Loss and Repossession Activity:
112	Aggregate Outstanding Principal Balance of Charged Off Receivables	77	1,270,620.36
113	Liquidation Proceeds on Related Vehicles		—
114	Recoveries Received on Receivables Previously Charged Off		601,653

115	Net Principal Losses for Current Collection Period	77	668,967.12

116	Beginning Net Principal Losses	1,512	17,553,100.68
117	Net Principal Losses for Current Collection Period	77	668,967.12

118	Cumulative Net Principal Losses	1,589	18,222,067.80

119	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,205,593,826.92)		1.51%

				Outstanding
		Percentage	Units	Principal Balance
	Delinquencies Aging Profile — End of Period:
120	Current	98.10%	41,548	490,306,801.35
121	31 - 60 Days Delinquent	1.55%	508	7,763,938.87
122	61 - 90 Days Delinquent	0.35%	108	1,747,330.11

123	Total	100.00%	42,164	499,818,070.33

	Summary of Swap Payments and Receipts
	Receipts:
124	Net Swap Receipt Class A-2 B Notes			—
125	Net Swap Receipt Class A-3 B Notes			—
126	Swap Replacements Proceeds			—

127	Total Receipts			—

	Payments
128	Net Swap Payment Class A-2 B Notes			—
129	Net Swap Payment Class A-3 B Notes			91,291.90
130	Senior Swap Termination Payment			—
131	Subordinated Swap Termination Payments			—

132	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month